Goodwill and other intangible assets:	12 Months Ended
Mar. 31, 2011
Goodwill and other intangible assets:

7. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by business segment for the years ended March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥138,597	¥15,788	¥154,385
Goodwill acquired during the year	3,426	40,030	43,456
Foreign currency translation adjustment	60	190	250
Other	—	345	345

Balance at end of year	¥142,083	¥56,353	¥198,436

	Millions of yen
	2011
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

Information regarding operating segments is discussed in Note 14.

The main components of goodwill acquired during the years ended March 31, 2010 and 2011 were ¥40,030 million associated with the acquisition of 51.0% shares of OAK LAWN MARKETING, INC and ¥10,852 million associated with the additional acquisition of 65.0% shares of PacketVideo Corporation, respectively.

Other intangible assets—

Other intangible assets, as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥783,874	¥540,767	¥243,107
Internal-use software	1,014,142	740,675	273,467
Software acquired to be used in manufacture of handsets	158,738	77,877	80,861
Rights to use telecommunications facilities of wireline operators	18,193	6,380	11,813
Other	21,844	6,123	15,721

Total amortizable intangible assets	¥1,996,791	¥1,371,822	¥624,969

Unamortizable intangible assets:
Trademarks and trade names			¥3,722

Total unamortizable intangible assets			¥3,722

Total			¥628,691

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256

The amount of amortizable intangible assets acquired during the year ended March 31, 2011 was ¥250,949 million, the main components of which were software for telecommunications network in the amount of ¥104,669 million and internal-use software in the amount of ¥98,825 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 5.0 years and 4.8 years, respectively. Amortization of intangible assets for the years ended March 31, 2009, 2010 and 2011 was ¥189,678 million, ¥187,393 million and ¥204,090 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2012, 2013, 2014, 2015 and 2016 is ¥204,187 million, ¥159,294 million, ¥125,546 million, ¥90,710 million, and ¥41,488 million, respectively. The weighted-average amortization period of the intangible assets acquired during the year ended March 31, 2011 is 5.0 years.

The amount of unamortizable intangible assets acquired during the year ended March 31, 2011 was ¥259 million, the component of which was trademarks and trade names.